Lease liabilities and right-of-use assets - Summary of Maturity Analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of lease liabilities
Lease liabilities	$ 1,047,064	$ 1,662,411	$ 2,343,126
Less than one year (current)
Disclosure of maturity analysis of lease liabilities
Lease liabilities	606,881	640,695
One to two years (non-current)
Disclosure of maturity analysis of lease liabilities
Lease liabilities	$ 440,183	$ 1,021,716